American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2020

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.9%
California — 98.9%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,634,552
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,133,240
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,391,650
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,236,640
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,234,520
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,659,941
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,055,600
Beaumont Special Tax, 4.00%, 9/1/40	1,250,000	1,382,650
Beaumont Special Tax, 4.00%, 9/1/45	1,510,000	1,652,997
Beaumont Special Tax, 4.00%, 9/1/50	1,500,000	1,634,985
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,831,257
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,241,082
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,877,808
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,248,896
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,554,855
California Community Housing Agency Rev., 5.00%, 4/1/49(1)	6,035,000	6,768,735
California Community Housing Agency Rev., 5.00%, 8/1/49(1)	11,000,000	12,214,840
California Community Housing Agency Rev., 5.00%, 2/1/50(1)	5,000,000	5,660,150
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	854,100
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	769,126
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	3,720,079
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	1,002,970
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	2,000,000	368,180
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	543,115
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	500,000	537,945
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	374,871
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	6,020,000	6,839,924
California Housing Finance Rev., 4.00%, 3/20/33	21,202,472	23,652,205
California Housing Finance Rev., 4.25%, 1/15/35	3,266,006	3,745,815
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,566,950
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,045,647
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,842,207
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	2,000,000	2,119,460
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	384,246
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.10%, 12/1/20 (GA: Chevron Corp.)	1,700,000	1,700,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,702,330
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	7,708,216
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,320,731
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	5,846,750
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	2,381,722
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	2,074,256
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	3,029,620
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,165,842
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,228,820
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,007,119

California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,333,428
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,229,465
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	555,000	568,598
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,391,810
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	3,117,484
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,091,675
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,753,575
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,842,185
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,744,845
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,015,002
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,427,890
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,081,180
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,889,956
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,865,416
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,761,945
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,128,890
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,157,070
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	588,895
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	384,629
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	545,920
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	325,815
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,823,392
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,675,029
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	2,257,392
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	5,608,929
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	871,040
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	1,915,000	2,059,410
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,936,512
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	975,454
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,502,816
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,019,274
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,861,037
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,274,800
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,239,200
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,103,760
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,791,908
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	1,078,970
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,602,405
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,907,000
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)(3)	4,000,000	4,051,600
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,907,925
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.06%, 12/1/20 (LOC: Barclays Bank plc)	1,600,000	1,600,000
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,617,080
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,613,600
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(1)	985,000	1,161,020
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(1)	1,285,000	1,505,120
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(1)	795,000	927,026
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(1)	400,000	464,104
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(1)	500,000	578,255
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/36(1)	1,170,000	1,340,434
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	1,000,000	1,139,070
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	1,300,000	1,468,363
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(1)(3)	1,200,000	1,429,884
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(1)(3)	4,165,000	4,925,696

California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,997,622
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	3,417,835
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	2,525,000	2,624,485
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,606,965
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,600,755
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(1)	4,630,000	4,934,052
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(1)	2,000,000	2,126,220
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,325,000	1,474,380
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	470,854
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	2,261,406
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	2,144,160
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(1)	785,000	857,510
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(1)	770,000	836,397
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,340,542
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,867,710
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	4,219,875
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	1,050,000	1,153,635
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,639,855
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	300,000	320,277
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	557,480
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,401,923
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(1)	1,000,000	1,233,900
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	774,543
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,855,557
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,423,700
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(1)	1,150,000	1,388,556
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	553,035
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	595,249
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	1,073,280
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	5,688,270
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,967,064
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	4,215,907
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(1)	320,000	324,166
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	500,000	543,815
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	953,816
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,083,560
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	401,317
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,245,362
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,474,671
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	1,155,650
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	2,121,870
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(1)	2,935,000	2,952,258
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,806,280
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,516,508
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,749,093
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,049,390
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,637,851
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	8,072,190
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	1,795,000	1,859,028
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,122,044
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(1)	895,000	900,334
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,678,234
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,410,278

California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(1)	6,325,000	6,810,380
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,702,680
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,103,068
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,305,260
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,747,304
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,121,250
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22, Prerefunded at 100% of Par (GA: American Baptist Homes Foundation) (4)	1,200,000	1,302,648
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,643,768
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,730,150
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,681,755
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,554,661
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,313,680
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,592,188
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,117,300
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,883,005
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	10,861,785
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,036,719
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	16,991,410
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,631,600
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,014,150
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	352,197
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	369,204
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	384,491
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,354,410
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,171,155
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,538,043
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	968,562
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,243,768
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	810,404
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,125,120
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	3,025,000	3,361,773
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,808,129
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,665,720
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,891,560
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,476,412
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,001,370
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,167,760
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,395,821
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,280,892
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	466,510

Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	950,142
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	896,235
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,434,938
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,510,159
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,583,909
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,263,050
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,530,790
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,692,176
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,451,988
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,887,225
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,725,425
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	1,074,180
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	677,140
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,130,390
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	653,946
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,559,069
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev, (Assessment District No. 94-13), VRDN, 0.07%, 12/1/20 (LOC: State Street Bank & Trust Co.)	3,730,000	3,730,000
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,770,176
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,152,320
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,701,390
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,016,575
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	1,960,880
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,330,752
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/49	2,400,000	2,749,248
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	798,851
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,351,032
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,702,944
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,280,484
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,286,595
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,328,804
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,051,619
El Dorado County Special Tax, 5.00%, 9/1/27	1,050,000	1,295,091
El Dorado County Special Tax, 5.00%, 9/1/29	1,220,000	1,485,362
El Dorado County Special Tax, 5.00%, 9/1/30	1,320,000	1,600,170
El Dorado County Special Tax, 5.00%, 9/1/31	1,275,000	1,538,772
El Dorado County Special Tax, 5.00%, 9/1/32	1,350,000	1,616,652
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,345,325
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,499,483
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,169,713
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	519,066
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	827,725
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,469,624
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,684,995
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,183,333
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,412,375
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,148,670
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,835,008
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	586,420
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(1)	780,000	927,537

Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(1)	3,250,000	3,739,482
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,969,728
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,989,671
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,457,419
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,629,304
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	613,957
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	968,784
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,895,832
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,509,772
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,804,888
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,921,254
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,358,718
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,161,860
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,225,751
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,567,771
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,152,770
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	828,248
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	990,720
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,584,880
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	3,111,360
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,561,724
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	4,038,975
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,362,970
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,223,800
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,132,410
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,746,354
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,737,765
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,193,020
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,225,440
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,660,215
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,259,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,321,100
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,438,073
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,105,880
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	45,000,000	9,640,350
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	5,587,079
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, (University of California Hastings College of the Law), 0.00%, 7/1/61(1)	14,365,000	5,796,565
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	394,342
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,347,821
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,191,143
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,987,917
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,176,200
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,599,725
Independent Cities Finance Authority Rev., (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,576,950
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,089,900
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,634,850
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,244,510
Irvine Rev., VRDN, 0.07%, 12/1/20 (LOC: State Street Bank & Trust Co.)	2,175,000	2,175,000
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,714,830
Irvine Special Assessment, VRDN, 0.07%, 12/1/20 (LOC: State Street Bank & Trust Co.)	1,243,000	1,243,000
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,885,550
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,874,452
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	683,623
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	870,065

Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	517,100
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	607,535
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,081,665
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,847,756
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,413,870
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,146,980
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,428,253
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,069,850
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(4)	1,100,000	1,186,680
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,797,818
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,097,111
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	575,473
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,170,842
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	648,234
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	967,905
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,377,438
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	871,883
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,271,625
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,798,425
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	553,230
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	617,655
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,564,056
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,789,350
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,725,172
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	330,000	332,376
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,991,990
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,512,400
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	6,027,250
Los Angeles Department of Water Rev., VRDN, 0.08%, 12/1/20 (SBBPA: Toronto-Dominion Bank)	5,000,000	5,000,000
Los Angeles Department of Water Rev., VRDN, 0.09%, 12/1/20 (SBBPA: Citibank N.A.)	1,500,000	1,500,000
Los Angeles Department of Water & Power Rev., Series 2002 A-2, (Power System), VRDN, 0.07%, 12/1/20 (SBBPA: Bank of America N.A.)	1,220,000	1,220,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.07%, 12/1/20 (SBBPA: Bank of America N.A.)	600,000	600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Bank of America N.A.)	1,280,000	1,280,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Bank of America N.A.)	6,115,000	6,115,000
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,715,478
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,627,320
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	128,749
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	221,416
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	106,716
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	239,949
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	110,586
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	121,109
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	283,828
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	205,023
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	302,908
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	161,059
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	136,492

Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	117,897
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	118,162
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,252
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	393,859
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	287,258
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	457,028
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	284,425
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,134,170
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,553,418
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,692,705
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,369,944
Metropolitan Water District of Southern California Rev., VRDN, 0.09%, 12/1/20 (SBBPA: Toronto-Dominion Bank)	900,000	900,000
Metropolitan Water District of Southern California Rev., VRDN, 0.09%, 12/1/20 (SBBPA: Toronto-Dominion Bank)	550,000	550,000
Metropolitan Water District of Southern California Rev., VRDN, 0.10%, 12/1/20 (SBBPA: PNC Bank N.A.)	3,350,000	3,350,000
Metropolitan Water District of Southern California Rev., VRDN, 0.10%, 12/1/20 (SBBPA: PNC Bank N.A.)	7,200,000	7,200,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,836,485
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,853,193
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,728,227
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	2,194,326
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,089,800
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	757,534
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	947,719
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,845,901
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,038,851
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,238,175
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,344,270
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(2)	1,325,000	878,541
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(2)	2,885,000	1,760,946
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,415,000	3,498,975
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	472,629
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,360,150
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,701,015
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,115,940
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	556,595
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,505,568
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,148,920
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,218,620
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,075,960
Ontario Community Facilities District No. 40 Special Tax, 4.00%, 9/1/50	780,000	875,675
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,107,370
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,208,585
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,427,801
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,359,200
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,986,764
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,097,860
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,608,758
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,533,675
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,261,690
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,504,346
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,421,980
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,549,000
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,501,104
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,764,208
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,427,852
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,426,100

Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,326,356
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,241,030
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,598,811
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,841,400
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,294,920
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,338,588
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,133,315
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,124,719
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,407,373
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,494,544
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,270,030
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,345,319
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,098,216
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,392,238
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	780,093
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	461,176
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	593,192
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(2)	3,405,000	3,076,383
Regents of the University of California Medical Center Pooled Rev. VRDN, 0.10%, 12/1/20	200,000	200,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,840,241
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,227,793
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,348,044
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,716,895
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,309,850
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,103,714
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,673,670
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,549,317
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,296,536
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,077,942
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	625,660
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,838,075
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	544,010
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	1,107,060
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,769,958
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,564,700
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	387,923
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	455,579
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	956,918
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,740,592
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	2,004,012
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,315,695
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,274,680
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,459,100
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,847,187
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,440,520
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,700,547
Roseville Special Tax, 5.00%, 9/1/32(1)	1,265,000	1,489,424
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,927,314
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,367,159
Roseville Special Tax, 5.00%, 9/1/47(1)	6,500,000	7,408,440

Roseville Special Tax, 5.00%, 9/1/49	850,000	963,416
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,456,858
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	283,823
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,122,620
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	485,969
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	1,076,100
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	505,907
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	563,260
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	785,834
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	795,607
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,601,155
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	534,565
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,381,924
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	699,465
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,417,913
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,226,552
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,815,709
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,293,717
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,186,450
Sacramento Special Tax, 5.00%, 9/1/32(1)	300,000	340,215
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,170,484
Sacramento Special Tax, 5.00%, 9/1/44	500,000	568,145
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,551,522
Sacramento Special Tax, 5.00%, 9/1/47(1)	1,900,000	2,113,617
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,129,090
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,301,294
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,206,980
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,404,363
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,620,052
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	791,257
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,748,925
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,665,845
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,492,330
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,274,723
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,840,553
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,340,290
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	753,641
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,069,610
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,481,987
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,358,208
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	11,752,236
San Clemente Special Tax, 5.00%, 9/1/46	7,560,000	8,453,668
San Diego Special Tax, 5.00%, 9/1/37	970,000	1,118,245
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,022,716
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	641,309
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	880,882
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,349,301
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,338,400
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	554,690
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,815,525

San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,726,503
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,507,380
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,119,424
San Diego County Water Authority Rev., 5.00%, 5/1/29(3)	1,225,000	1,641,586
San Diego County Water Authority Rev., 5.00%, 5/1/30(3)	930,000	1,272,538
San Diego County Water Authority Rev., 5.00%, 5/1/31(3)	1,050,000	1,468,572
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	838,545
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	5,500,000	1,574,760
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	885,097
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	282,648
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,291,993
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,384,766
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	524,808
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,487,322
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	388,476
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,682,140
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(2)	3,090,000	2,862,761
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(2)	165,000	138,042
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(2)	16,000,000	12,600,000
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(2)	290,000	221,331
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,335,000	896,760
San Mateo Special Tax, 6.00%, 9/1/42	500,000	530,895
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,377,597
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,314,108
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	1,100,000	1,164,097
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,579,245
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,450,000	1,587,242
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,399,033
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,399,542
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	32,000,000	13,551,040
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	3,638,647
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,592,960
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,143,974
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	1,800,000	1,700,478
State of California GO, 5.00%, 5/1/24	10,000,000	11,611,100
State of California GO, 5.00%, 11/1/47	8,375,000	10,360,880
State of California GO, Series 2004 A-4, (Kindergarten), VRDN, 0.07%, 12/1/20 (LOC: Citibank N.A.)	5,650,000	5,650,000
State of California GO, VRDN, 0.08%, 12/1/20 (LOC: MUFG Union Bank N.A.)	300,000	300,000
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	1,191,489
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,594,650
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 4.00%, 3/1/40	3,105,000	3,370,477
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,257,960
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,072,835
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,468,059
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,816,000
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,346,410
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,575,097
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,023,931
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,524,960
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,660,000
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	5,000,942

Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,134,650
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,364,624
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,813,060
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,011,900
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(2)	20,000,000	3,980,200
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(2)	25,000,000	6,017,000
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	12,000,000	14,393,040
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	4,221,000
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,790,177
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,571,019
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,807,750
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,073,015
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,967,984
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	2,018,905
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,499,020
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	2,200,000	2,735,216
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,355,720
University of California Rev., 5.00%, 5/15/33	1,250,000	1,683,062
University of California Rev., 5.00%, 5/15/34	6,000,000	8,041,080
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,255,360
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,830,825
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,956,062
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	571,345
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	588,055
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	468,968
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	664,890
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,082,130
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	742,872
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	816,075
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,630,980
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,094,220
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,786,918
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	800,000	827,920
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	3,900,000	4,020,393
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,956,365
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,527,525
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,633,457
Woodland Special Tax, 4.00%, 9/1/41	2,725,000	2,930,710
Woodland Special Tax, 4.00%, 9/1/45	2,735,000	2,910,177
		1,504,677,073
Guam — 1.0%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	893,648
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,281,033
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,847,695
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,650,998
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,414,420

Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,152,902
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,777,740
		16,018,436
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,428,163,585)		1,520,695,509
OTHER ASSETS AND LIABILITIES — 0.1%		1,046,702
TOTAL NET ASSETS — 100.0%		$1,521,742,211

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $253,170,839, which represented 16.6% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.